Employee Benefits Obligation - Summary of Significant Actuarial Assumptions used in Actuarial Calculations (Details)	Mar. 31, 2025	Mar. 31, 2024
Disclosure of information about defined benefit plans [abstract]
Discount rate (per annum)	6.31%	6.15%
Salary growth rate	5.74%	5.91%